PROSPECTUS SUPPLEMENT DATED SEPTEMBER 21, 2009

THE PURPOSE OF THIS MAILING IS TO PROVIDE YOU WITH CHANGES TO THE CURRENT PROSPECTUS FOR THE INSTITUTIONAL CLASS OF THE PORTFOLIOS LISTED BELOW:

LIQUID ASSETS PORTFOLIO
STIC PRIME PORTFOLIO
TREASURY PORTFOLIO
GOVERNMENT & AGENCY PORTFOLIO
GOVERNMENT TAXADVANTAGE PORTFOLIO
TAX-FREE CASH RESERVE PORTFOLIO

As of September 19, 2009, the United States Treasury Temporary Guarantee Program (the "Program") expired and any references to such Program are hereby removed.

The following information replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" on pages 6 and 7 of the prospectus:

"FEE TABLE AND EXPENSE EXAMPLE

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the funds.

SHAREHOLDER FEES

                                                     LIQUID                              GOVERNMENT &   GOVERNMENT      TAX-FREE
                                                     ASSETS    STIC PRIME    TREASURY      AGENCY      TAXADVANTAGE   CASH RESERVE
(fees paid directly form your investment)          PORTFOLIO    PORTFOLIO   PORTFOLIO     PORTFOLIO      PORTFOLIO      PORTFOLIO
-----------------------------------------          ---------   ----------   ---------   ------------   ------------   ------------
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)                   None        None         None         None           None           None
Maximum Deferred Sales Charge (Load)
(as a percentage of original purchase price or
   redemption proceeds, whichever is less)            None        None         None         None           None           None

ANNUAL FUND OPERATING EXPENSES(1)

                                                     LIQUID                             GOVERNMENT &    GOVERNMENT      TAX-FREE
                                                     ASSETS    STIC PRIME    TREASURY      AGENCY      TAXADVANTAGE   CASH RESERVE
(expenses that are deducted from fund assets)      PORTFOLIO    PORTFOLIO   PORTFOLIO     PORTFOLIO      PORTFOLIO      PORTFOLIO
---------------------------------------------      ---------   ----------   ---------   ------------   ------------   ------------
Management Fees                                      0.15%        0.15%       0.15%         0.10%          0.16%          0.21%
Distribution and/or Service (12b-1) Fees             None         None        None          None           None           None
Other Expenses (2)                                   0.02         0.03        0.03          0.04           0.08           0.04
Acquired Fund Fees and Expenses                      None         None        None          None           None           None
Total Annual Fund Operating Expenses                 0.17         0.18        0.18          0.14           0.24           0.25
Fee Waiver(3)                                        0.03         0.04        0.04          0.00           0.10           0.00
Net Annual Fund Operating Expenses                   0.14         0.14        0.14          0.14           0.14           0.25

(1) There is no guarantee that actual expenses will be the same as those shown in the table.

(2) Other Expenses have been restated to reflect the current expenses of the funds.

(3) Effective July 1, 2009, the funds' advisor has contractually agreed, through at least June 30, 2010, to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.14% for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio and 0.25% for Tax-Free Cash Reserve Portfolio. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Net Annual Fund Operating Expenses to exceed the number reflected above: (i) interest; (ii) taxes;
     (iii) extraordinary or non-routine items; (iv) expenses related to a merger or reorganization, as approved by the funds' Board of Trustees; and (v) expenses that each fund has incurred but did not actually pay because of an expense offset arrangement. Additionally, for Tax-Free Cash Reserve Portfolio, trustees' fees and federal registration fees are not taken into account and could cause the Net Annual Fund Operating Expenses to exceed the number reflected above. Currently, the expense offset arrangements from which each fund benefits are in the form of credits that each fund receives from banks where each fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by each fund Fee waivers have been restated to reflect this agreement.

If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution. Each fund consists of seven classes of shares that share a common investment objective and portfolio of investments. The seven classes differ only with respect to distribution arrangements and any applicable associated Rule 12b-1 fees and expenses. The Statement of Additional Information contains more detailed information about each of the classes of each fund, including information about the Rule 12b-1 fees and expenses of the classes.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the funds with the cost of investing in other mutual funds.

     The expense example assumes you:

     i)    invest $10,000 in the fund for the time periods indicated;

     ii)   redeem all your shares at the end of the periods indicated;

     (iii) earn a 5% return on your investment before operating expenses each year; and

     (iv) incur the same amount in operating expenses each year (after giving effect to any applicable contractual fee waivers and/or expense reimbursements).

     Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                    1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                    ------   -------   -------   --------
Liquid Assets Portfolio              $14       $52       $93       $214
STIC Prime Portfolio                  14        54        97        226
Treasury Portfolio                    14        54        97        226
Government & Agency Portfolio         14        45        79        179
Government TaxAdvantage Portfolio     14        67       125        296
Tax-Free Cash Reserve Portfolio       26        80       141        318"

The following information replaces in its entirety the information appearing under the heading "HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION" on pages 8 and 9 of the prospectus:

"HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

In connection with the final settlement reached between Invesco Aim Advisors, Inc. and certain of its affiliates with certain regulators, including the New York Attorney General's Office, the SEC and the Colorado Attorney General's Office (the settlement) arising out of certain market timing and unfair pricing allegations made against Invesco Aim Advisors, Inc. and certain of its affiliates, Invesco Aim Advisors, Inc. and certain of its affiliates agreed, among other things, to disclose certain hypothetical information regarding investment and expense information to fund shareholders. The chart below is intended to reflect the annual and cumulative impact of the fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. The example reflects the following:

     - You invest $10,000 in a fund and hold it for the entire 10-year period;

     -    Your investment has a 5% return before expenses each year; and

     - Each fund's current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed.

     There is no assurance that the annual expense ratio will be the expense ratio for each fund's Institutional Class for any of the years shown. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

LIQUID ASSETS PORTFOLIO --
INSTITUTIONAL CLASS                      YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
---------------------------            ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                      0.14%        0.17%        0.17%        0.17%        0.17%
Cumulative Return Before Expenses            5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After Expenses             4.86%        9.92%       15.23%       20.80%       26.63%
End of Year Balance                    $10,486.00   $10,992.47   $11,523.41   $12,079.99   $12,663.45
Estimated Annual Expenses              $    14.34   $    18.26   $    19.14   $    20.06   $    21.03

LIQUID ASSETS PORTFOLIO --
INSTITUTIONAL CLASS                      YEAR 6       YEAR 7       YEAR 8       YEAR 9       YEAR 10
---------------------------            ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                      0.17%        0.17%        0.17%        0.17%        0.17%
Cumulative Return Before Expenses           34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After Expenses            32.75%       39.16%       45.88%       52.93%       60.32%
End of Year Balance                    $13,275.10   $13,916.29   $14,588.44   $15,293.07   $16,031.72
Estimated Annual Expenses              $    22.05   $    23.11   $    24.23   $    25.40   $    26.63

STIC PRIME PORTFOLIO --
INSTITUTIONAL CLASS                      YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
-----------------------                ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                      0.14%        0.18%        0.18%        0.18%        0.18%
Cumulative Return Before Expenses            5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After Expenses             4.86%        9.91%       15.21%       20.77%       26.59%
End of Year Balance                    $10,486.00   $10,991.43   $11,521.21   $12,076.53   $12,658.62
Estimated Annual Expenses              $    14.34   $    19.33   $    20.26   $    21.24   $    22.26

STIC PRIME PORTFOLIO --
INSTITUTIONAL CLASS                      YEAR 6       YEAR 7       YEAR 8       YEAR 9       YEAR 10
-----------------------                ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                      0.18%        0.18%        0.18%        0.18%        0.18%
Cumulative Return Before Expenses           34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After Expenses            32.69%       39.08%       45.79%       52.81%       60.18%
End of Year Balance                    $13,268.77   $13,908.32   $14,578.70   $15,281.40   $16,017.96
Estimated Annual Expenses              $    23.33   $    24.46   $    25.64   $    26.87   $    28.17

TREASURY PORTFOLIO --
INSTITUTIONAL CLASS                      YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
---------------------                  ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                      0.14%        0.18%        0.18%        0.18%        0.18%
Cumulative Return Before Expenses            5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After Expenses             4.86%        9.91%       15.21%       20.77%       26.59%
End of Year Balance                    $10,486.00   $10,991.43   $11,521.21   $12,076.53   $12,658.62
Estimated Annual Expenses              $    14.34   $    19.33   $    20.26   $    21.24   $    22.26

TREASURY PORTFOLIO --
INSTITUTIONAL CLASS                      YEAR 6       YEAR 7       YEAR 8       YEAR 9       YEAR 10
---------------------                  ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                      0.18%        0.18%        0.18%        0.18%        0.18%
Cumulative Return Before Expenses           34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After Expenses            32.69%       39.08%       45.79%       52.81%       60.18%
End of Year Balance                    $13,268.77   $13,908.32   $14,578.70   $15,281.40   $16,017.96
Estimated Annual Expenses              $    23.33   $    24.46   $    25.64   $    26.87   $    28.17

GOVERNMENT & AGENCY PORTFOLIO --
INSTITUTIONAL CLASS                      YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
---------------------------------      ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                      0.14%        0.14%        0.14%        0.14%        0.14%
Cumulative Return Before Expenses            5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After Expenses             4.86%        9.96%       15.30%       20.90%       26.78%
End of Year Balance                    $10,486.00   $10,995.62   $11,530.01   $12,090.37   $12,677.96
Estimated Annual Expenses              $    14.34   $    15.04   $    15.77   $    16.53   $    17.34

GOVERNMENT & AGENCY PORTFOLIO --
INSTITUTIONAL CLASS                      YEAR 6       YEAR 7       YEAR 8       YEAR 9       YEAR 10
---------------------------------      ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                      0.14%        0.14%        0.14%        0.14%        0.14%
Cumulative Return Before Expenses           34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After Expenses            32.94%       39.40%       46.18%       53.28%       60.73%
End of Year Balance                    $13,294.11   $13,940.20   $14,617.69   $15,328.11   $16,073.06
Estimated Annual Expenses              $    18.18   $    19.06   $    19.99   $    20.96   $    21.98

GOVERNMENT TAXADVANTAGE PORTFOLIO --
INSTITUTIONAL CLASS                      YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
------------------------------------   ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                      0.14%        0.24%        0.24%        0.24%        0.24%
Cumulative Return Before Expenses            5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After Expenses             4.86%        9.85%       15.08%       20.56%       26.30%
End of Year Balance                    $10,486.00   $10,985.13   $11,508.03   $12,055.81   $12,629.66
Estimated Annual Expenses              $    14.34   $    25.77   $    26.99   $    28.28   $    29.62

GOVERNMENT TAXADVANTAGE PORTFOLIO --
INSTITUTIONAL CLASS                      YEAR 6       YEAR 7       YEAR 8       YEAR 9       YEAR 10
------------------------------------   ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                      0.24%        0.24%        0.24%        0.24%        0.24%
Cumulative Return Before Expenses           34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After Expenses            32.31%       38.61%       45.20%       52.12%       59.36%
End of Year Balance                    $13,230.84   $13,860.62   $14,520.39   $15,211.56   $15,935.63
Estimated Annual Expenses              $    31.03   $    32.51   $    34.06   $    35.68   $    37.38

TAX-FREE CASH RESERVE PORTFOLIO --
INSTITUTIONAL CLASS                      YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
-----------------------------------    ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                      0.25%        0.25%        0.25%        0.25%        0.25%
Cumulative Return Before Expenses            5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After Expenses             4.75%        9.73%       14.94%       20.40%       26.12%
End of Year Balance                    $10,475.00   $10,972.56   $11,493.76   $12,039.71   $12,611.60
Estimated Annual Expenses              $    25.59   $    26.81   $    28.08   $    29.42   $    30.81

TAX-FREE CASH RESERVE PORTFOLIO --
INSTITUTIONAL CLASS                      YEAR 6       YEAR 7       YEAR 8       YEAR 9       YEAR 10
-----------------------------------    ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                      0.25%        0.25%        0.25%        0.25%        0.25%
Cumulative Return Before Expenses           34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After Expenses            32.11%       38.38%       44.95%       51.84%       59.05%
End of Year Balance                    $13,210.65   $13,838.16   $14,495.47   $15,184.00   $15,905.24
Estimated Annual Expenses              $    32.28   $    33.81   $    35.42   $    37.10   $    38.86

(1)  Your actual expenses may be higher or lower than those shown."

The following information replaces in its entirety the information appearing under the heading "PRICING OF SHARES - DETERMINATION OF NET ASSET VALUE - LIQUID ASSETS PORTFOLIO, TREASURY PORTFOLIO AND GOVERNMENT & AGENCY PORTFOLIO" in the prospectus:

          "The price of each fund's shares is the fund's net asset value per share. Each fund will generally determine the net asset value of its shares at 5:30 p.m. Eastern Time.

               If a fund closes early on a business day, as described below under "Pricing of Shares--Timing of Orders", the fund will calculate its net asset value as of the time of such closing.

               Each fund values portfolio securities on the basis of amortized cost, which approximates market value. This method of valuation is designed to enable a fund to price its shares at $1.00 per share. The funds cannot guarantee that their net asset value will always remain at $1.00 per share."

The following information replaces in its entirety the information appearing under the heading "PRICING OF SHARES - DETERMINATION OF NET ASSET VALUE - STIC PRIME PORTFOLIO" in the prospectus:

          "The price of the fund's shares is the fund's net asset value per share. The fund will generally determine the net asset value of its shares at 4:30 p.m. Eastern Time.

               If the fund closes early on a business day, as described below under "Pricing of Shares--Timing of Orders", the fund will calculate its net asset value as of the time of such closing.

               The fund values portfolio securities on the basis of amortized cost, which approximates market value. This method of valuation is designed to enable the fund to price its shares at $1.00 per share. The fund cannot guarantee that its net asset value will always remain at $1.00 per share."

The following information replaces in its entirety the information appearing under the heading "PRICING OF SHARES - DETERMINATION OF NET ASSET VALUE -GOVERNMENT TAXADVANTAGE PORTFOLIO AND TAX-FREE CASH RESERVE PORTFOLIO" in the prospectus:

          "The price of each fund's shares is the fund's net asset value per share. Each fund will generally determine the net asset value of its shares at 3:30 p.m. Eastern Time.

               If a fund closes early on a business day, as described below under "Pricing of Shares--Timing of Orders", the fund will calculate its net asset value as of the time of such closing.

               Each fund values portfolio securities on the basis of amortized cost, which approximates market value. This method of valuation is designed to enable a fund to price its shares at $1.00 per share. The funds cannot guarantee that their net asset value will always remain at $1.00 per share."

The following information replaces in its entirety the information appearing under the heading "PRICING OF SHARES - DETERMINATION OF NET ASSET VALUE -TIMING OF ORDERS" in the prospectus:

          "Each fund opens for business at 8:00 a.m. Eastern Time. Each fund prices purchase and redemption orders on each business day at the net asset value calculated after the transfer agent receives an order in good form.

               A business day is any day that the Federal Reserve Bank of New York and The Bank of New York Mellon, the funds' custodian, are open for business. Each fund is authorized not to open for trading on a day that is otherwise a business day if the Securities Industry and Financial Markets Association (SIFMA) recommends that government securities dealers not open for trading; any such day will not be considered a business day. Each fund also may close early on a business day if the SIFMA recommends that government securities dealers close early.

               If the financial intermediary through which you place purchase and redemption orders, places its orders to the transfer agent through the NSCC, the transfer agent may not receive those orders until the next business day after the order has been entered into the NSCC.

               Each fund may postpone the right of redemption under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading.

               Each fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day.

               Thirty-minutes prior to the funds' net asset value determination, Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, and Government TaxAdvantage Portfolio may, in their discretion, limit or refuse to accept purchase orders and may not provide same-day payment of redemption proceeds.

               During the period between 12:30 p.m. Eastern Time and 3:30 p.m. Eastern Time, Tax-Free Cash Reserve Portfolio may, in its discretion, refuse to accept purchase orders and may not provide same-day settlement of redemption orders. On days that the fund closes early, the fund may, in its discretion, refuse to accept purchase orders and may not provide same day settlement of redemption orders for such purchases and redemption orders received by the transfer agent (i) if the fund closes after 12:30 p.m. Eastern Time, between 12:30 p.m. Eastern Time and the time the fund closes, and (ii) if the fund closes on or before 12:30 p.m. Eastern Time, during the thirty minute period prior to the fund's net asset value determination."

PROSPECTUS SUPPLEMENT DATED SEPTEMBER 21, 2009

THE PURPOSE OF THIS MAILING IS TO PROVIDE YOU WITH CHANGES TO THE CURRENT PROSPECTUS FOR THE CORPORATE CLASS OF THE PORTFOLIOS LISTED BELOW:

LIQUID ASSETS PORTFOLIO
STIC PRIME PORTFOLIO
TREASURY PORTFOLIO
GOVERNMENT & AGENCY PORTFOLIO
GOVERNMENT TAXADVANTAGE PORTFOLIO
TAX-FREE CASH RESERVE PORTFOLIO

As of September 19, 2009, the United States Treasury Temporary Guarantee Program (the "Program") expired and any references to such Program are hereby removed.

The following information replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" on pages 7 and 8 of the prospectus:

"FEE TABLE AND EXPENSE EXAMPLE

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold Corporate Class shares of the funds.

SHAREHOLDER FEES

                                                     LIQUID       STIC                 GOVERNMENT &    GOVERNMENT    TAX-FREE CASH
                                                     ASSETS      PRIME      TREASURY      AGENCY      TAXADVANTAGE      RESERVE
(fees paid directly from your investment)          PORTFOLIO   PORTFOLIO   PORTFOLIO     PORTFOLIO      PORTFOLIO      PORTFOLIO
-----------------------------------------          ---------   ---------   ---------   ------------   ------------   -------------
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)                   None        None        None         None           None            None
Maximum Deferred Sales Charge (Load)
(as a percentage of original purchase price or
   redemption proceeds, whichever is less)            None        None        None         None           None            None

ANNUAL FUND OPERATING EXPENSES(1)

                                                                                                                      TAX-FREE
                                                     LIQUID       STIC                 GOVERNMENT &    GOVERNMENT      CASH
                                                     ASSETS      PRIME      TREASURY      AGENCY      TAXADVANTAGE    RESERVE
(expenses that are deducted from fund assets)      PORTFOLIO   PORTFOLIO   PORTFOLIO     PORTFOLIO      PORTFOLIO    PORTFOLIO
---------------------------------------------      ---------   ---------   ---------     ---------      ---------    ---------
Management Fees                                      0.15%       0.15%       0.15%         0.10%          0.16%        0.21%
Distribution and/or Service (12b-1) Fees             0.03        0.03        0.03          0.03           0.03         0.03
Other Expenses(2)                                    0.02        0.03        0.03          0.04           0.08         0.04
Acquired Fund Fees and Expenses                      None        None        None          None           None         None
Total Annual Fund Operating Expenses                 0.20        0.21        0.21          0.17           0.27         0.28
Fee Waiver(3)                                        0.03        0.04        0.04          0.00           0.10         0.00
Net Annual Fund Operating Expenses                   0.17        0.17        0.17          0.17           0.17         0.28

(1) There is no guarantee that actual expenses will be the same as those shown in the table.

(2) Other Expenses have been restated to reflect the current expenses of the funds.

(3) Effective July 1, 2009, the funds' advisor has contractually agreed, through at least June 30, 2010, to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.17% for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio and 0.28% for Tax-Free Cash Reserve Portfolio. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Net Annual Fund Operating Expenses to exceed the number reflected above: (i) interest; (ii) taxes;
     (iii) extraordinary or non-routine items; (iv) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (v) expenses that each fund has incurred but did not actually pay because of an expense offset arrangement. Additionally, for Tax-Free Cash Reserve Portfolio, trustees' fees and federal registration fees are not taken into account and could cause the Net Annual Fund Operating Expenses to exceed the number reflected above. Currently, the expense offset arrangements from which each fund benefits are in the form of credits that each fund receives from banks where each fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by each fund. Fee waivers have been restated to reflect this agreement.

     If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution. Each fund consists of seven classes of shares that share a common investment objective and portfolio of investments. The seven classes differ only with respect to distribution arrangements and any applicable associated Rule 12b-1 fees and expenses. The Statement of Additional Information contains more detailed information about each of the classes of each fund, including information about the Rule 12b-1 fees and expenses of the classes.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the funds with the cost of investing in other mutual funds.

     The expense example assumes you:

     (i)   invest $10,000 in the fund for the time periods indicated;

     (ii)  redeem all your shares at the end of the periods indicated;

     (iii) earn a 5% return on your investment before operating expenses each year; and

     (iv) incur the same amount in operating expenses each year (after giving effect to any applicable contractual fee waivers and/or expense reimbursements).

     Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                    1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                    ------   -------   -------   --------
Liquid Assets Portfolio               $17      $61       $110      $252
STIC Prime Portfolio                   17       64        114       264
Treasury Portfolio                     17       64        114       264
Government & Agency Portfolio          17       55         96       217
Government TaxAdvantage Portfolio      17       77        142       333
Tax-Free Cash Reserve Portfolio        29       90        157       356"

The following information replaces in its entirety the information appearing under the heading "HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION" on pages 8 and 9 of the prospectus:

"HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

In connection with the final settlement reached between Invesco Aim Advisors, Inc. and certain of its affiliates with certain regulators, including the New York Attorney General's Office, the SEC and the Colorado Attorney General's Office (the settlement) arising out of certain market timing and unfair pricing allegations made against Invesco Aim Advisors, Inc. and certain of its affiliates, Invesco Aim Advisors, Inc. and certain of its affiliates agreed, among other things, to disclose certain hypothetical information regarding investment and expense information to fund shareholders. The chart below is intended to reflect the annual and cumulative impact of the fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. The example reflects the following:

     - You invest $10,000 in a fund and hold it for the entire 10-year period;

     -    Your investment has a 5% return before expenses each year; and

     - Each fund's current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed.

     There is no assurance that the annual expense ratio will be the expense ratio for each fund's Corporate Class for any of the years shown. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

LIQUID ASSETS PORTFOLIO--
CORPORATE CLASS                       YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
-------------------------           ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   0.17%        0.20%        0.20%        0.20%        0.20%
Cumulative Return Before Expenses         5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After Expenses          4.83%        9.86%       15.14%       20.66%       26.45%
End of Year Balance                 $10,483.00   $10,986.18   $11,513.52   $12,066.17   $12,645.35
Estimated Annual Expenses           $    17.41   $    21.47   $    22.50   $    23.58   $    24.71

LIQUID ASSETS PORTFOLIO--
CORPORATE CLASS                       YEAR 6       YEAR 7       YEAR 8       YEAR 9       YEAR 10
-------------------------           ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   0.20%        0.20%        0.20%        0.20%        0.20%
Cumulative Return Before Expenses        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After Expenses         32.52%       38.88%       45.55%       52.54%       59.86%
End of Year Balance                 $13,252.32   $13,888.43   $14,555.08   $15,253.72   $15,985.90
Estimated Annual Expenses           $    25.90   $    27.14   $    28.44   $    29.81   $    31.24

STIC PRIME PORTFOLIO--
CORPORATE CLASS                       YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
----------------------              ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   0.17%        0.21%        0.21%        0.21%        0.21%
Cumulative Return Before Expenses         5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After Expenses          4.83%        9.85%       15.11%       20.63%       26.41%
End of Year Balance                 $10,483.00   $10,985.14   $11,511.32   $12,062.72   $12,640.52
Estimated Annual Expenses           $    17.41   $    22.54   $    23.62   $    24.75   $    25.94

STIC PRIME PORTFOLIO--
CORPORATE CLASS                       YEAR 6       YEAR 7       YEAR 8       YEAR 9       YEAR 10
----------------------              ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   0.21%        0.21%        0.21%        0.21%        0.21%
Cumulative Return Before Expenses        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After Expenses         32.46%       38.80%       45.45%       52.42%       59.72%
End of Year Balance                 $13,246.00   $13,880.48   $14,545.36   $15,242.08   $15,972.18
Estimated Annual Expenses           $    27.18   $    28.48   $    29.85   $    31.28   $    32.77

TREASURY PORTFOLIO--
CORPORATE CLASS                       YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
--------------------                ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   0.17%        0.21%        0.21%        0.21%        0.21%
Cumulative Return Before Expenses         5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After Expenses          4.83%        9.85%       15.11%       20.63%       26.41%
End of Year Balance                 $10,483.00   $10,985.14   $11,511.32   $12,062.72   $12,640.52
Estimated Annual Expenses           $    17.41   $    22.54   $    23.62   $    24.75   $    25.94

TREASURY PORTFOLIO--
CORPORATE CLASS                       YEAR 6       YEAR 7       YEAR 8       YEAR 9       YEAR 10
--------------------                ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   0.21%        0.21%        0.21%        0.21%        0.21%
Cumulative Return Before Expenses        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After Expenses         32.46%       38.80%       45.45%       52.42%       59.72%
End of Year Balance                 $13,246.00   $13,880.48   $14,545.36   $15,242.08   $15,972.18
Estimated Annual Expenses           $    27.18   $    28.48   $    29.85   $    31.28   $    32.77

GOVERNMENT & AGENCY
PORTFOLIO--CORPORATE CLASS            YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
--------------------------          ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   0.17%        0.17%        0.17%        0.17%        0.17%
Cumulative Return Before Expenses         5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After Expenses          4.83%        9.89%       15.20%       20.77%       26.60%
End of Year Balance                 $10,483.00   $10,989.33   $11,520.11   $12,076.53   $12,659.83
Estimated Annual Expenses           $    17.41   $    18.25   $    19.13   $    20.06   $    21.03

GOVERNMENT & AGENCY
PORTFOLIO--CORPORATE CLASS            YEAR 6       YEAR 7       YEAR 8       YEAR 9       YEAR 10
--------------------------          ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   0.17%        0.17%        0.17%        0.17%        0.17%
Cumulative Return Before Expenses        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After Expenses         32.71%       39.12%       45.84%       52.89%       60.27%
End of Year Balance                 $13,271.30   $13,912.31   $14,584.27   $15,288.69   $16,027.13
Estimated Annual Expenses           $    22.04   $    23.11   $    24.22   $    25.39   $    26.62

GOVERNMENT TAXADVANTAGE
PORTFOLIO--CORPORATE CLASS            YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
--------------------------          ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   0.17%        0.27%        0.27%        0.27%        0.27%
Cumulative Return Before Expenses         5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After Expenses          4.83%        9.79%       14.98%       20.42%       26.12%
End of Year Balance                 $10,483.00   $10,978.85   $11,498.15   $12,042.01   $12,611.59
Estimated Annual Expenses           $    17.41   $    28.97   $    30.34   $    31.78   $    33.28

GOVERNMENT TAXADVANTAGE
PORTFOLIO--CORPORATE CLASS            YEAR 6       YEAR 7       YEAR 8       YEAR 9       YEAR 10
--------------------------          ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   0.27%        0.27%        0.27%        0.27%        0.27%
Cumulative Return Before Expenses        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After Expenses         32.08%       38.33%       44.87%       51.72%       58.90%
End of Year Balance                 $13,208.12   $13,832.87   $14,487.16   $15,172.40   $15,890.06
Estimated Annual Expenses           $    34.86   $    36.51   $    38.23   $    40.04   $    41.93

TAX-FREE CASH RESERVE
PORTFOLIO--CORPORATE CLASS            YEAR 1       YEAR 2      `YEAR 3       YEAR 4       YEAR 5
--------------------------          ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   0.28%        0.28%        0.28%        0.28%        0.28%
Cumulative Return Before Expenses         5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After Expenses          4.72%        9.66%       14.84%       20.26%       25.94%
End of Year Balance                 $10,472.00   $10,966.28   $11,483.89   $12,025.93   $12,593.55
Estimated Annual Expenses           $    28.66   $    30.01   $    31.43   $    32.91   $    34.47

TAX-FREE CASH RESERVE
PORTFOLIO--CORPORATE CLASS            YEAR 6       YEAR 7       YEAR 8       YEAR 9       YEAR 10
--------------------------          ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   0.28%        0.28%        0.28%        0.28%        0.28%
Cumulative Return Before Expenses        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After Expenses         31.88%       38.10%       44.62%       51.45%       58.60%
End of Year Balance                 $13,187.97   $13,810.44   $14,462.29   $15,144.91   $15,859.75
Estimated Annual Expenses           $    36.09   $    37.80   $    39.58   $    41.45   $    43.41

(1)   Your actual expenses may be higher or lower than those shown."

The following information replaces in its entirety the information appearing under the heading "PRICING OF SHARES - DETERMINATION OF NET ASSET VALUE - LIQUID ASSETS PORTFOLIO, TREASURY PORTFOLIO AND GOVERNMENT & AGENCY PORTFOLIO" in the prospectus:

          "The price of each fund's shares is the fund's net asset value per share. Each fund will generally determine the net asset value of its shares at 5:30 p.m. Eastern Time.

               If a fund closes early on a business day, as described below under "Pricing of Shares--Timing of Orders", the fund will calculate its net asset value as of the time of such closing.

               Each fund values portfolio securities on the basis of amortized cost, which approximates market value. This method of valuation is designed to enable a fund to price its shares at $1.00 per share. The funds cannot guarantee that their net asset value will always remain at $1.00 per share."

The following information replaces in its entirety the information appearing under the heading "PRICING OF SHARES - DETERMINATION OF NET ASSET VALUE - STIC PRIME PORTFOLIO" in the prospectus:

          "The price of the fund's shares is the fund's net asset value per share. The fund will generally determine the net asset value of its shares at 4:30 p.m. Eastern Time.

               If the fund closes early on a business day, as described below under "Pricing of Shares--Timing of Orders", the fund will calculate its net asset value as of the time of such closing.

               The fund values portfolio securities on the basis of amortized cost, which approximates market value. This method of valuation is designed to enable the fund to price its shares at $1.00 per share. The fund cannot guarantee that its net asset value will always remain at $1.00 per share."

The following information replaces in its entirety the information appearing under the heading "PRICING OF SHARES - DETERMINATION OF NET ASSET VALUE -GOVERNMENT TAXADVANTAGE PORTFOLIO AND TAX-FREE CASH RESERVE PORTFOLIO" in the prospectus:

          "The price of each fund's shares is the fund's net asset value per share. Each fund will generally determine the net asset value of its shares at 3:30 p.m. Eastern Time.

               If a fund closes early on a business day, as described below under "Pricing of Shares--Timing of Orders", the fund will calculate its net asset value as of the time of such closing.

               Each fund values portfolio securities on the basis of amortized cost, which approximates market value. This method of valuation is designed to enable a fund to price its shares at $1.00 per share. The funds cannot guarantee that their net asset value will always remain at $1.00 per share."

The following information replaces in its entirety the information appearing under the heading "PRICING OF SHARES - DETERMINATION OF NET ASSET VALUE -TIMING OF ORDERS" in the prospectus:

          "Each fund opens for business at 8:00 a.m. Eastern Time. Each fund prices purchase and redemption orders on each business day at the net asset value calculated after the transfer agent receives an order in good form.

               A business day is any day that the Federal Reserve Bank of New York and The Bank of New York Mellon, the funds' custodian, are open for business. Each fund is authorized not to open for trading on a day that is otherwise a business day if the Securities Industry and Financial Markets Association (SIFMA) recommends that government securities dealers not open for trading; any such day will not be considered a business day. Each fund also may close early on a business day if the SIFMA recommends that government securities dealers close early.

               If the financial intermediary through which you place purchase and redemption orders, places its orders to the transfer agent through the NSCC, the transfer agent may not receive those orders until the next business day after the order has been entered into the NSCC.

               Each fund may postpone the right of redemption under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading.

               Each fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day.

               Thirty-minutes prior to the funds' net asset value determination, Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, and Government TaxAdvantage Portfolio may, in their discretion, limit or refuse to accept purchase orders and may not provide same-day payment of redemption proceeds.

               During the period between 12:30 p.m. Eastern Time and 3:30 p.m. Eastern Time, Tax-Free Cash Reserve Portfolio may, in its discretion, refuse to accept purchase orders and may not provide same-day settlement of redemption orders. On days that the fund closes early, the fund may, in its discretion, refuse to accept purchase orders and may not provide same day settlement of redemption orders for such purchases and redemption orders received by the transfer agent (i) if the fund closes after 12:30 p.m. Eastern Time, between 12:30 p.m. Eastern Time and the time the fund closes, and (ii) if the fund closes on or before 12:30 p.m. Eastern Time, during the thirty minute period prior to the fund's net asset value determination."

PROSPECTUS SUPPLEMENT DATED SEPTEMBER 21, 2009

THE PURPOSE OF THIS MAILING IS TO PROVIDE YOU WITH CHANGES TO THE CURRENT PROSPECTUS FOR THE CASH MANAGEMENT CLASS OF THE PORTFOLIOS LISTED BELOW:

LIQUID ASSETS PORTFOLIO
STIC PRIME PORTFOLIO
TREASURY PORTFOLIO
GOVERNMENT & AGENCY PORTFOLIO
GOVERNMENT TAXADVANTAGE PORTFOLIO
TAX-FREE CASH RESERVE PORTFOLIO

As of September 19, 2009, the United States Treasury Temporary Guarantee Program (the "Program") expired and any references to such Program are hereby removed.

The following information replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" on pages 7 and 8 of the prospectus:

"FEE TABLE AND EXPENSE EXAMPLE

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold Cash Management Class shares of the funds.

SHAREHOLDER FEES

                                                                                                                      TAX-FREE
                                                     LIQUID       STIC                 GOVERNMENT &    GOVERNMENT      CASH
                                                     ASSETS      PRIME      TREASURY      AGENCY      TAXADVANTAGE    RESERVE
(fees paid directly from your investment)          PORTFOLIO   PORTFOLIO   PORTFOLIO     PORTFOLIO      PORTFOLIO    PORTFOLIO
-----------------------------------------          ---------   ---------   ---------   ------------   ------------   ---------
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)                   None        None        None         None           None          None
Maximum Deferred Sales Charge (Load)
(as a percentage of original purchase price or
   redemption proceeds, whichever is less)            None        None        None         None           None          None

ANNUAL FUND OPERATING EXPENSES(1)

                                                                                                                      TAX-FREE
                                                     LIQUID       STIC                 GOVERNMENT &    GOVERNMENT      CASH
                                                     ASSETS      PRIME      TREASURY      AGENCY      TAXADVANTAGE    RESERVE
(expenses that are deducted from fund assets)      PORTFOLIO   PORTFOLIO   PORTFOLIO     PORTFOLIO      PORTFOLIO    PORTFOLIO
---------------------------------------------      ---------   ---------   ---------   ------------   ------------   ---------
Management Fees                                       0.15%      0.15%        0.15%        0.10%          0.16%        0.21%
Distribution and/or Service (12b-1) Fees              0.10       0.10         0.10         0.10           0.10         0.10
Other Expenses(2)                                     0.02       0.03         0.03         0.04           0.08         0.04
Acquired Fund Fees and Expenses                       None       None         None         None           None         None
Total Annual Fund Operating Expenses                  0.27       0.28         0.28         0.24           0.34         0.35
Fee Waiver(3)                                         0.05       0.06         0.06         0.02           0.12         0.02
Net Annual Fund Operating Expenses                    0.22       0.22         0.22         0.22           0.22         0.33

(1) There is no guarantee that actual expenses will be the same as those shown in the table.

(2) Other Expenses have been restated to reflect the current expenses of the funds.

(3) The distributor has contractually agreed, through at least June 30, 2010, to waive 0.02% of Rule 12b-1 distribution plan payments. In addition, effective July 1, 2009, the funds' advisor has contractually agreed, through at least June 30, 2010, to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.22% (after Rule 12b-1 fee waiver) for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio and 0.33% (after Rule 12b-1 fee waiver) for Tax-Free Cash Reserve Portfolio. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Net Annual Fund Operating Expenses to exceed the number reflected above: (i) interest; (ii) taxes; (iii) extraordinary or non-routine items; (iv) expenses related to a merger or reorganization, as approved by the funds' Board of Trustees; and (v) expenses that each fund has incurred but did not actually pay because of an expense offset arrangement. Additionally, for Tax-Free Cash Reserve Portfolio, trustees' fees and federal registration fees are not taken into account and could cause the Net Annual Fund Operating Expenses to exceed the number reflected above. Currently, the expense offset arrangements from which each fund benefits are in the form of credits that each fund receives from banks where each fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by each fund. Fee waivers have been restated to reflect this agreement.

     If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution. Each fund consists of seven classes of shares that share a common investment objective and portfolio of investments. The seven classes differ only with respect to distribution arrangements and any applicable associated Rule 12b-1 fees and expenses. The Statement of Additional Information contains more detailed information about each of the classes of each fund, including information about the Rule 12b-1 fees and expenses of the classes.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the funds with the cost of investing in other mutual funds.

     The expense example assumes you:

     (i)   invest $10,000 in the fund for the time periods indicated;

     (ii)  redeem all of your shares at the end of the periods indicated;

     (iii) earn a 5% return on your investment before operating expenses each year; and

     (iv) incur the same amount in operating expenses each year (after giving effect to any applicable contractual fee waivers and/or expense reimbursements).

     Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                    1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                    ------   -------   -------   --------
Liquid Assets Portfolio               $23      $82       $147      $338
STIC Prime Portfolio                   23       84        151       350
Treasury Portfolio                     23       84        151       350
Government & Agency Portfolio          23       75        133       304
Government TaxAdvantage Portfolio      23       97        179       419
Tax-Free Cash Reserve Portfolio        34      110        195      441"

The following information replaces in its entirety the information appearing under the heading "HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION" on pages 8 and 9 of the prospectus:

"HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

In connection with the final settlement reached between Invesco Aim Advisors, Inc. and certain of its affiliates with certain regulators, including the New York Attorney General's Office, the SEC and the Colorado Attorney General's Office (the settlement) arising out of certain market timing and unfair pricing allegations made against Invesco Aim Advisors, Inc. and certain of its affiliates, Invesco Aim Advisors, Inc. and certain of its affiliates agreed, among other things, to disclose certain hypothetical information regarding investment and expense information to fund shareholders. The chart below is intended to reflect the annual and cumulative impact of the fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. The example reflects the following:

     - You invest $10,000 in a fund and hold it for the entire 10-year period;

     -    Your investment has a 5% return before expenses each year; and

     - Each fund's current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed.

     There is no assurance that the annual expense ratio will be the expense ratio for each fund's Cash Management Class for any of the years shown. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

LIQUID ASSETS PORTFOLIO--
CASH MANAGEMENT CLASS                 YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
-------------------------           ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   0.22%        0.27%        0.27%        0.27%        0.27%
Cumulative Return Before Expenses         5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After Expenses          4.78%        9.74%       14.93%       20.36%       26.06%
End of Year Balance                 $10,478.00   $10,973.61   $11,492.66   $12,036.26   $12,605.58
Estimated Annual Expenses           $    22.53   $    28.96   $    30.33   $    31.76   $    33.27

LIQUID ASSETS PORTFOLIO--
CASH MANAGEMENT CLASS                 YEAR 6       YEAR 7       YEAR 8       YEAR 9       YEAR 10
-------------------------           ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   0.27%        0.27%        0.27%        0.27%        0.27%
Cumulative Return Before Expenses        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After Expenses         32.02%       38.26%       44.80%       51.65%       58.82%
End of Year Balance                 $13,201.82   $13,826.27   $14,480.25   $15,165.17   $15,882.48
Estimated Annual Expenses           $    34.84   $    36.49   $    38.21   $    40.02   $    41.91

STIC PRIME PORTFOLIO--
CASH MANAGEMENT CLASS                 YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
----------------------              ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   0.22%        0.28%        0.28%        0.28%        0.28%
Cumulative Return Before Expenses         5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After Expenses          4.78%        9.73%       14.90%       20.33%       26.01%
End of Year Balance                 $10,478.00   $10,972.56   $11,490.47   $12,032.82   $12,600.77
Estimated Annual Expenses           $    22.53   $    30.03   $    31.45   $    32.93   $    34.49

STIC PRIME PORTFOLIO--
CASH MANAGEMENT CLASS                 YEAR 6       YEAR 7       YEAR 8       YEAR 9       YEAR 10
----------------------              ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   0.28%        0.28%        0.28%        0.28%        0.28%
Cumulative Return Before Expenses        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After Expenses         31.96%       38.18%       44.71%       51.54%       58.69%
End of Year Balance                 $13,195.52   $13,818.35   $14,470.58   $15,153.59   $15,868.84
Estimated Annual Expenses           $    36.11   $    37.82   $    39.60   $    41.47   $    43.43

TREASURY PORTFOLIO--
CASH MANAGEMENT CLASS                 YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
---------------------               ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   0.22%        0.28%        0.28%        0.28%        0.28%
Cumulative Return Before Expenses         5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After Expenses          4.78%        9.73%       14.90%       20.33%       26.01%
End of Year Balance                 $10,478.00   $10,972.56   $11,490.47   $12,032.82   $12,600.77
Estimated Annual Expenses           $    22.53   $    30.03   $    31.45   $    32.93   $    34.49

TREASURY PORTFOLIO--
CASH MANAGEMENT CLASS                 YEAR 6       YEAR 7       YEAR 8       YEAR 9       YEAR 10
---------------------               ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   0.28%        0.28%        0.28%        0.28%        0.28%
Cumulative Return Before Expenses        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After Expenses         31.96%       38.18%       44.71%       51.54%       58.69%
End of Year Balance                 $13,195.52   $13,818.35   $14,470.58   $15,153.59   $15,868.84
Estimated Annual Expenses           $    36.11   $    37.82   $    39.60   $    41.47   $    43.43

GOVERNMENT & AGENCY
PORTFOLIO--
CASH MANAGEMENT CLASS                 YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
---------------------               ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   0.22%        0.24%        0.24%        0.24%        0.24%
Cumulative Return Before Expenses         5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After Expenses          4.78%        9.77%       14.99%       20.47%       26.20%
End of Year Balance                 $10,478.00   $10,976.75   $11,499.25   $12,046.61   $12,620.03
Estimated Annual Expenses           $    22.53   $    25.75   $    26.97   $    28.26   $    29.60

GOVERNMENT & AGENCY
PORTFOLIO--
CASH MANAGEMENT CLASS                 YEAR 6       YEAR 7       YEAR 8       YEAR 9       YEAR 10
---------------------               ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   0.24%        0.24%        0.24%        0.24%        0.24%
Cumulative Return Before Expenses        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After Expenses         32.21%       38.50%       45.09%       52.00%       59.23%
End of Year Balance                 $13,220.74   $13,850.05   $14,509.31   $15,199.96   $15,923.47
Estimated Annual Expenses           $    31.01   $    32.48   $    34.03   $    35.65   $    37.35

GOVERNMENT TAXADVANTAGE
PORTFOLIO--
CASH MANAGEMENT CLASS                 YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
-----------------------             ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   0.22%        0.34%        0.34%        0.34%        0.34%
Cumulative Return Before Expenses         5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After Expenses          4.78%        9.66%       14.77%       20.12%       25.72%
End of Year Balance                 $10,478.00   $10,966.27   $11,477.30   $12,012.15   $12,571.91
Estimated Annual Expenses           $    22.53   $    36.46   $    38.15   $    39.93   $    41.79

GOVERNMENT TAXADVANTAGE
PORTFOLIO--
CASH MANAGEMENT CLASS                 YEAR 6       YEAR 7       YEAR 8       YEAR 9       YEAR 10
-----------------------             ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   0.34%        0.34%        0.34%        0.34%        0.34%
Cumulative Return Before Expenses        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After Expenses         31.58%       37.71%       44.13%       50.84%       57.87%
End of Year Balance                 $13,157.76   $13,770.91   $14,412.64   $15,084.27   $15,787.19
Estimated Annual Expenses           $    43.74   $    45.78   $    47.91   $    50.14   $    52.48

TAX-FREE CASH RESERVE
PORTFOLIO--
CASH MANAGEMENT CLASS                 YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
---------------------               ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   0.33%        0.35%        0.35%        0.35%        0.35%
Cumulative Return Before Expenses         5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After Expenses          4.67%        9.54%       14.63%       19.96%       25.54%
End of Year Balance                 $10,467.00   $10,953.72   $11,463.06   $11,996.10   $12,553.91
Estimated Annual Expenses           $    33.77   $    37.49   $    39.23   $    41.05   $    42.96

TAX-FREE CASH RESERVE
PORTFOLIO--
CASH MANAGEMENT CLASS                 YEAR 6       YEAR 7       YEAR 8       YEAR 9       YEAR 10
---------------------               ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   0.35%        0.35%        0.35%        0.35%        0.35%
Cumulative Return Before Expenses        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After Expenses         31.38%       37.49%       43.88%       50.57%       57.57%
End of Year Balance                 $13,137.67   $13,748.57   $14,387.88   $15,056.92   $15,757.06
Estimated Annual Expenses           $    44.96   $    47.05   $    49.24   $    51.53   $    53.92

(1)   Your actual expenses may be higher or lower than those shown."

The following information replaces in its entirety the information appearing under the heading "PRICING OF SHARES - DETERMINATION OF NET ASSET VALUE - LIQUID ASSETS PORTFOLIO, TREASURY PORTFOLIO AND GOVERNMENT & AGENCY PORTFOLIO" in the prospectus:

          "The price of each fund's shares is the fund's net asset value per share. Each fund will generally determine the net asset value of its shares at 5:30 p.m. Eastern Time.

               If a fund closes early on a business day, as described below under "Pricing of Shares--Timing of Orders", the fund will calculate its net asset value as of the time of such closing.

               Each fund values portfolio securities on the basis of amortized cost, which approximates market value. This method of valuation is designed to enable a fund to price its shares at $1.00 per share. The funds cannot guarantee that their net asset value will always remain at $1.00 per share."

The following information replaces in its entirety the information appearing under the heading "PRICING OF SHARES - DETERMINATION OF NET ASSET VALUE - STIC PRIME PORTFOLIO" in the prospectus:

          "The price of the fund's shares is the fund's net asset value per share. The fund will generally determine the net asset value of its shares at 4:30 p.m. Eastern Time.

               If the fund closes early on a business day, as described below under "Pricing of Shares--Timing of Orders", the fund will calculate its net asset value as of the time of such closing.

               The fund values portfolio securities on the basis of amortized cost, which approximates market value. This method of valuation is designed to enable the fund to price its shares at $1.00 per share. The fund cannot guarantee that its net asset value will always remain at $1.00 per share."

The following information replaces in its entirety the information appearing under the heading "PRICING OF SHARES - DETERMINATION OF NET ASSET VALUE -GOVERNMENT TAXADVANTAGE PORTFOLIO AND TAX-FREE CASH RESERVE PORTFOLIO" in the prospectus:

          "The price of each fund's shares is the fund's net asset value per share. Each fund will generally determine the net asset value of its shares at 3:30 p.m. Eastern Time.

               If a fund closes early on a business day, as described below under "Pricing of Shares--Timing of Orders", the fund will calculate its net asset value as of the time of such closing.

               Each fund values portfolio securities on the basis of amortized cost, which approximates market value. This method of valuation is designed to enable a fund to price its shares at $1.00 per share. The funds cannot guarantee that their net asset value will always remain at $1.00 per share."

The following information replaces in its entirety the information appearing under the heading "PRICING OF SHARES - DETERMINATION OF NET ASSET VALUE -TIMING OF ORDERS" in the prospectus:

          "Each fund opens for business at 8:00 a.m. Eastern Time. Each fund prices purchase and redemption orders on each business day at the net asset value calculated after the transfer agent receives an order in good form.

               A business day is any day that the Federal Reserve Bank of New York and The Bank of New York Mellon, the funds' custodian, are open for business. Each fund is authorized not to open for trading on a day that is otherwise a business day if the Securities Industry and Financial Markets Association (SIFMA) recommends that government securities dealers not open for trading; any such day will not be considered a business day. Each fund also may close early on a business day if the SIFMA recommends that government securities dealers close early.

               If the financial intermediary through which you place purchase and redemption orders, places its orders to the transfer agent through the NSCC, the transfer agent may not receive those orders until the next business day after the order has been entered into the NSCC.

               Each fund may postpone the right of redemption under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading.

               Each fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day.

               Thirty-minutes prior to the funds' net asset value determination, Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, and Government TaxAdvantage Portfolio may, in their discretion, limit or refuse to accept purchase orders and may not provide same-day payment of redemption proceeds.

               During the period between 12:30 p.m. Eastern Time and 3:30 p.m. Eastern Time, Tax-Free Cash Reserve Portfolio may, in its discretion, refuse to accept purchase orders and may not provide same-day settlement of redemption orders. On days that the fund closes early, the fund may, in its discretion, refuse to accept purchase orders and may not provide same day settlement of redemption orders for such purchases and redemption orders received by the transfer agent (i) if the fund closes after 12:30 p.m. Eastern Time, between 12:30 p.m. Eastern Time and the time the fund closes, and (ii) if the fund closes on or before 12:30 p.m. Eastern Time, during the thirty minute period prior to the fund's net asset value determination."

PROSPECTUS SUPPLEMENT DATED SEPTEMBER 21, 2009

THE PURPOSE OF THIS MAILING IS TO PROVIDE YOU WITH CHANGES TO THE CURRENT PROSPECTUS FOR THE RESOURCE CLASS OF THE PORTFOLIOS LISTED BELOW:

LIQUID ASSETS PORTFOLIO
STIC PRIME PORTFOLIO
TREASURY PORTFOLIO
GOVERNMENT & AGENCY PORTFOLIO
GOVERNMENT TAXADVANTAGE PORTFOLIO
TAX-FREE CASH RESERVE PORTFOLIO

As of September 19, 2009, the United States Treasury Temporary Guarantee Program (the "Program") expired and any references to such Program are hereby removed.

The following information replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" on pages 7 and 8 of the prospectus:

"FEE TABLE AND EXPENSE EXAMPLE

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold Resource Class shares of the funds.

SHAREHOLDER FEES

                                                    LIQUID        STIC                 GOVERNMENT &    GOVERNMENT    TAX-FREE CASH
                                                    ASSETS       PRIME      TREASURY      AGENCY      TAXADVANTAGE      RESERVE
(fees paid directly from your investment)          PORTFOLIO   PORTFOLIO   PORTFOLIO     PORTFOLIO      PORTFOLIO      PORTFOLIO
---------------------------------------------      ---------   ---------   ---------   ------------   ------------   -------------
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)                   None        None        None         None           None            None
Maximum Deferred Sales Charge (Load)
(as a percentage of original purchase price or
   redemption proceeds, whichever is less)            None        None        None         None           None            None

ANNUAL FUND OPERATING EXPENSES(1)

                                                     LIQUID       STIC                 GOVERNMENT &    GOVERNMENT    TAX-FREE CASH
                                                     ASSETS      PRIME      TREASURY      AGENCY      TAXADVANTAGE      RESERVE
(expenses that are deducted from fund assets)      PORTFOLIO   PORTFOLIO   PORTFOLIO     PORTFOLIO      PORTFOLIO      PORTFOLIO
---------------------------------------------      ---------   ---------   ---------   ------------   ------------   -------------
Management Fees                                      0.15%       0.15%       0.15%         0.10%          0.16%          0.21%
Distribution and/or Service (12b-1) Fees             0.20        0.20        0.20          0.20           0.20           0.20
Other Expenses(2)                                    0.02        0.03        0.03          0.04           0.08           0.04
Acquired Fund Fees and Expenses                      None        None        None          None           None           None
Total Annual Fund Operating Expenses                 0.37        0.38        0.38          0.34           0.44           0.45
Fee Waiver(3)                                        0.03        0.08        0.08          0.04           0.14           0.04
Net Annual Fund Operating Expenses                   0.34        0.30        0.30          0.30           0.30           0.41

(1) There is no guarantee that actual expenses will be the same as those shown in the table.

(2) Other Expenses have been restated to reflect the current expenses of the funds.

(3) Effective July 1, 2009, the distributor has contractually agreed, through at least June 30, 2010, to waive 0.04% of Rule 12b-1 distribution plan payments on Resource Class shares of STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio. In addition, effective July 1, 2009, the funds' advisor has contractually agreed, through at least June 30, 2010, to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.34% for Liquid Assets Portfolio, 0.30% (after Rule 12b-1 fee waiver) for STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio and 0.41% (after 12b-1 fee waiver) for Tax-Free Cash Reserve Portfolio. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Net Annual Fund Operating Expenses to exceed the number reflected above: (i) interest; (ii) taxes; (iii) extraordinary or non-routine items; (iv) expenses related to a merger or reorganization, as approved by the funds' Board of Trustees; and (v) expenses that each fund has incurred but did not actually pay because of an expense offset arrangement. Additionally, for Tax-Free Cash Reserve Portfolio, trustees' fees and federal registration fees are not taken into account and could cause the Net Annual Fund Operating Expenses to exceed the number reflected above. Currently, the expense offset arrangements from which each fund benefits are in the form of credits that each fund receives from banks where each fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by each fund. Fee waivers have been restated to reflect this agreement.

If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution. Each fund consists of seven classes of shares that share a common investment objective and portfolio of investments. The seven classes differ only with respect to distribution arrangements and any applicable associated Rule 12b-1 fees and expenses. The Statement of Additional Information contains more detailed information about each of the classes of each fund, including information about the Rule 12b-1 fees and expenses of the classes.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the funds with the cost of investing in other mutual funds.

     The expense example assumes you:

     (i)   invest $10,000 in the fund for the time periods indicated;

     (ii)  redeem all your shares at the end of the periods indicated;

     (iii) earn a 5% return on your investment before operating expenses each year; and

     (iv) incur the same amount in operating expenses each year (after giving effect to any applicable contractual fee waivers and/or expense reimbursements).

     Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                    1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                    ------   -------   -------   --------
Liquid Assets Portfolio               $35      $116      $205      $465
STIC Prime Portfolio                   31       114       205       473
Treasury Portfolio                     31       114       205       473
Government & Agency Portfolio          31       105       187       427
Government TaxAdvantage Portfolio      31       127       232       541
Tax-Free Cash Reserve Portfolio        42       140       248       563"

The following information replaces in its entirety the information appearing under the heading "HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION" on pages 8 and 9 of the prospectus:

"HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

In connection with the final settlement reached between Invesco Aim Advisors, Inc. and certain of its affiliates with certain regulators, including the New York Attorney General's Office, the SEC and the Colorado Attorney General's Office (the settlement) arising out of certain market timing and unfair pricing allegations made against Invesco Aim Advisors, Inc. and certain of its affiliates, Invesco Aim Advisors, Inc. and certain of its affiliates agreed, among other things, to disclose certain hypothetical information regarding investment and expense information to fund shareholders. The chart below is intended to reflect the annual and cumulative impact of the fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. The example reflects the following:

     - You invest $10,000 in a fund and hold it for the entire 10-year period;

     -    Your investment has a 5% return before expenses each year; and

     - Each fund's current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed.

     There is no assurance that the annual expense ratio will be the expense ratio for each fund's Resource Class for any of the years shown. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

LIQUID ASSETS PORTFOLIO--
RESOURCE CLASS                        YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
-------------------------           ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   0.34%        0.37%        0.37%        0.37%        0.37%
Cumulative Return Before Expenses         5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After Expenses          4.66%        9.51%       14.58%       19.88%       25.43%
End of Year Balance                 $10,466.00   $10,950.58   $11,457.59   $11,988.07   $12,543.12
Estimated Annual Expenses           $    34.79   $    39.62   $    41.46   $    43.37   $    45.38

LIQUID ASSETS PORTFOLIO--
RESOURCE CLASS                        YEAR 6       YEAR 7       YEAR 8       YEAR 9       YEAR 10
-------------------------           ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   0.37%        0.37%        0.37%        0.37%        0.37%
Cumulative Return Before Expenses        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After Expenses         31.24%       37.32%       43.67%       50.32%       57.28%
End of Year Balance                 $13,123.87   $13,731.50   $14,367.27   $15,032.48   $15,728.48
Estimated Annual Expenses           $    47.48   $    49.68   $    51.98   $    54.39   $    56.91

STIC PRIME PORTFOLIO--
RESOURCE CLASS                        YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
----------------------              ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   0.30%        0.38%        0.38%        0.38%        0.38%
Cumulative Return Before Expenses         5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After Expenses          4.70%        9.54%       14.60%       19.89%       25.43%
End of Year Balance                 $10,470.00   $10,953.71   $11,459.78   $11,989.22   $12,543.12
Estimated Annual Expenses           $    30.71   $    40.71   $    42.59   $    44.55   $    46.61

STIC PRIME PORTFOLIO--
RESOURCE CLASS                        YEAR 6       YEAR 7       YEAR 8       YEAR 9       YEAR 10
----------------------              ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   0.38%        0.38%        0.38%        0.38%        0.38%
Cumulative Return Before Expenses        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After Expenses         31.23%       37.29%       43.63%       50.27%       57.21%
End of Year Balance                 $13,122.61   $13,728.88   $14,363.15   $15,026.73   $15,720.96
Estimated Annual Expenses           $    48.76   $    51.02   $    53.37   $    55.84   $    58.42

TREASURY PORTFOLIO--
RESOURCE CLASS                        YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
--------------------                ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   0.30%        0.38%        0.38%        0.38%        0.38%
Cumulative Return Before Expenses         5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After Expenses          4.70%        9.54%       14.60%       19.89%       25.43%
End of Year Balance                 $10,470.00   $10,953.71   $11,459.78   $11,989.22   $12,543.12
Estimated Annual Expenses           $    30.71   $    40.71   $    42.59   $    44.55   $    46.61

TREASURY PORTFOLIO--
RESOURCE CLASS                        YEAR 6       YEAR 7       YEAR 8       YEAR 9       YEAR 10
--------------------                ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   0.38%        0.38%        0.38%        0.38%        0.38%
Cumulative Return Before Expenses        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After Expenses         31.23%       37.29%       43.63%       50.27%       57.21%
End of Year Balance                 $13,122.61   $13,728.88   $14,363.15   $15,026.73   $15,720.96
Estimated Annual Expenses           $    48.76   $    51.02   $    53.37   $    55.84   $    58.42

GOVERNMENT & AGENCY
PORTFOLIO--
RESOURCE CLASS                        YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
--------------------                ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   0.30%        0.34%        0.34%        0.34%        0.34%
Cumulative Return Before Expenses         5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After Expenses          4.70%        9.58%       14.69%       20.03%       25.62%
End of Year Balance                 $10,470.00   $10,957.90   $11,468.54   $12,002.97   $12,562.31
Estimated Annual Expenses           $    30.71   $    36.43   $    38.12   $    39.90   $    41.76

GOVERNMENT & AGENCY
PORTFOLIO--
RESOURCE CLASS                        YEAR 6       YEAR 7       YEAR 8       YEAR 9       YEAR 10
--------------------                ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   0.34%        0.34%        0.34%        0.34%        0.34%
Cumulative Return Before Expenses        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After Expenses         31.48%       37.60%       44.02%       50.73%       57.75%
End of Year Balance                 $13,147.72   $13,760.40   $14,401.63   $15,072.75   $15,775.14
Estimated Annual Expenses           $    43.71   $    45.74   $    47.88   $    50.11   $    52.44

GOVERNMENT TAXADVANTAGE
PORTFOLIO--
RESOURCE CLASS                        YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
-----------------------             ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   0.30%        0.44%        0.44%        0.44%        0.44%
Cumulative Return Before Expenses         5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After Expenses          4.70%        9.47%       14.47%       19.69%       25.14%
End of Year Balance                 $10,470.00   $10,947.43   $11,446.63   $11,968.60   $12,514.37
Estimated Annual Expenses           $    30.71   $    47.12   $    49.27   $    51.51   $    53.86

GOVERNMENT TAXADVANTAGE
PORTFOLIO--
RESOURCE CLASS                        YEAR 6       YEAR 7       YEAR 8       YEAR 9       YEAR 10
-----------------------             ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   0.44%        0.44%        0.44%        0.44%        0.44%
Cumulative Return Before Expenses        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After Expenses         30.85%       36.82%       43.06%       49.58%       56.40%
End of Year Balance                 $13,085.02   $13,681.70   $14,305.59   $14,957.92   $15,640.00
Estimated Annual Expenses           $    56.32   $    58.89   $    61.57   $    64.38   $    67.32

TAX-FREE CASH RESERVE
PORTFOLIO--
RESOURCE CLASS                        YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
---------------------               ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   0.41%        0.45%        0.45%        0.45%        0.45%
Cumulative Return Before Expenses         5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After Expenses          4.59%        9.35%       14.32%       19.53%       24.96%
End of Year Balance                 $10,459.00   $10,934.88   $11,432.42   $11,952.60   $12,496.44
Estimated Annual Expenses           $    41.94   $    48.14   $    50.33   $    52.62   $    55.01

TAX-FREE CASH RESERVE
PORTFOLIO--
RESOURCE CLASS                        YEAR 6       YEAR 7       YEAR 8       YEAR 9       YEAR 10
---------------------               ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   0.45%        0.45%        0.45%        0.45%        0.45%
Cumulative Return Before Expenses        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After Expenses         30.65%       36.59%       42.81%       49.31%       56.10%
End of Year Balance                 $13,065.03   $13,659.49   $14,280.99   $14,930.78   $15,610.13
Estimated Annual Expenses           $    57.51   $    60.13   $    62.87   $    65.73   $    68.72

(1)   Your actual expenses may be higher or lower than those shown."

The following information replaces in its entirety the information appearing under the heading "PRICING OF SHARES - DETERMINATION OF NET ASSET VALUE - LIQUID ASSETS PORTFOLIO, TREASURY PORTFOLIO AND GOVERNMENT & AGENCY PORTFOLIO" in the prospectus:

          "The price of each fund's shares is the fund's net asset value per share. Each fund will generally determine the net asset value of its shares at 5:30 p.m. Eastern Time.

               If a fund closes early on a business day, as described below under "Pricing of Shares--Timing of Orders", the fund will calculate its net asset value as of the time of such closing.

               Each fund values portfolio securities on the basis of amortized cost, which approximates market value. This method of valuation is designed to enable a fund to price its shares at $1.00 per share. The funds cannot guarantee that their net asset value will always remain at $1.00 per share."

The following information replaces in its entirety the information appearing under the heading "PRICING OF SHARES - DETERMINATION OF NET ASSET VALUE - STIC PRIME PORTFOLIO" in the prospectus:

          "The price of the fund's shares is the fund's net asset value per share. The fund will generally determine the net asset value of its shares at 4:30 p.m. Eastern Time.

               If the fund closes early on a business day, as described below under "Pricing of Shares--Timing of Orders", the fund will calculate its net asset value as of the time of such closing.

               The fund values portfolio securities on the basis of amortized cost, which approximates market value. This method of valuation is designed to enable the fund to price its shares at $1.00 per share. The fund cannot guarantee that its net asset value will always remain at $1.00 per share."

The following information replaces in its entirety the information appearing under the heading "PRICING OF SHARES - DETERMINATION OF NET ASSET VALUE -GOVERNMENT TAXADVANTAGE PORTFOLIO AND TAX-FREE CASH RESERVE PORTFOLIO" in the prospectus:

          "The price of each fund's shares is the fund's net asset value per share. Each fund will generally determine the net asset value of its shares at 3:30 p.m. Eastern Time.

               If a fund closes early on a business day, as described below under "Pricing of Shares--Timing of Orders", the fund will calculate its net asset value as of the time of such closing.

               Each fund values portfolio securities on the basis of amortized cost, which approximates market value. This method of valuation is designed to enable a fund to price its shares at $1.00 per share. The funds cannot guarantee that their net asset value will always remain at $1.00 per share."

The following information replaces in its entirety the information appearing under the heading "PRICING OF SHARES - DETERMINATION OF NET ASSET VALUE -TIMING OF ORDERS" in the prospectus:

          "Each fund opens for business at 8:00 a.m. Eastern Time. Each fund prices purchase and redemption orders on each business day at the net asset value calculated after the transfer agent receives an order in good form.

               A business day is any day that the Federal Reserve Bank of New York and The Bank of New York Mellon, the funds' custodian, are open for business. Each fund is authorized not to open for trading on a day that is otherwise a business day if the Securities Industry and Financial Markets Association (SIFMA) recommends that government securities dealers not open for trading; any such day will not be considered a business day. Each fund also may close early on a business day if the SIFMA recommends that government securities dealers close early.

               If the financial intermediary through which you place purchase and redemption orders, places its orders to the transfer agent through the NSCC, the transfer agent may not receive those orders until the next business day after the order has been entered into the NSCC.

               Each fund may postpone the right of redemption under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading.

               Each fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day.

               Thirty-minutes prior to the funds' net asset value determination, Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, and Government TaxAdvantage Portfolio may, in their discretion, limit or refuse to accept purchase orders and may not provide same-day payment of redemption proceeds.

               During the period between 12:30 p.m. Eastern Time and 3:30 p.m. Eastern Time, Tax-Free Cash Reserve Portfolio may, in its discretion, refuse to accept purchase orders and may not provide same-day settlement of redemption orders. On days that the fund closes early, the fund may, in its discretion, refuse to accept purchase orders and may not provide same day settlement of redemption orders for such purchases and redemption orders received by the transfer agent (i) if the fund closes after 12:30 p.m. Eastern Time, between 12:30 p.m. Eastern Time and the time the fund closes, and (ii) if the fund closes on or before 12:30 p.m. Eastern Time, during the thirty minute period prior to the fund's net asset value determination."

PROSPECTUS SUPPLEMENT DATED SEPTEMBER 21, 2009

THE PURPOSE OF THIS MAILING IS TO PROVIDE YOU WITH CHANGES TO THE CURRENT PROSPECTUS FOR THE PRIVATE INVESTMENT CLASS OF THE PORTFOLIOS LISTED BELOW:

LIQUID ASSETS PORTFOLIO
STIC PRIME PORTFOLIO
TREASURY PORTFOLIO
GOVERNMENT & AGENCY PORTFOLIO
GOVERNMENT TAXADVANTAGE PORTFOLIO
TAX-FREE CASH RESERVE PORTFOLIO

As of September 19, 2009, the United States Treasury Temporary Guarantee Program (the "Program") expired and any references to such Program are hereby removed.

The following information replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" on pages 7 and 8 of the prospectus:

"FEE TABLE AND EXPENSE EXAMPLE

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold Private Investment Class shares of the funds.

SHAREHOLDER FEES

                                                     LIQUID                             GOVERNMENT &    GOVERNMENT      TAX-FREE
                                                     ASSETS    STIC PRIME    TREASURY      AGENCY      TAXADVANTAGE   CASH RESERVE
(fees paid directly from your investment)          PORTFOLIO    PORTFOLIO   PORTFOLIO     PORTFOLIO      PORTFOLIO      PORTFOLIO
-----------------------------------------          ---------   ----------   ---------   ------------   ------------   ------------
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)                   None        None        None          None           None           None
Maximum Deferred Sales Charge (Load)
(as a percentage of original purchase price or
   redemption proceeds, whichever is less)            None        None        None          None           None           None

ANNUAL FUND OPERATING EXPENSES(1)

                                                     LIQUID                             GOVERNMENT &    GOVERNMENT      TAX-FREE
                                                     ASSETS    STIC PRIME    TREASURY      AGENCY      TAXADVANTAGE   CASH RESERVE
(expenses that are deducted from fund assets)      PORTFOLIO    PORTFOLIO   PORTFOLIO     PORTFOLIO      PORTFOLIO      PORTFOLIO
---------------------------------------------      ---------   ----------   ---------   ------------   ------------   ------------
Management Fees                                       0.15%       0.15%       0.15%         0.10%          0.16%          0.21%
Distribution and/or Service (12b-1) Fees              0.50        0.50        0.50          0.50           0.50           0.50
Other Expenses(2)                                     0.02        0.03        0.03          0.04           0.08           0.04
Acquired Fund Fees and Expenses                       None        None        None          None           None           None
Total Annual Fund Operating Expenses                  0.67        0.68        0.68          0.64           0.74           0.75
Fee Waiver(3)                                         0.23        0.24        0.24          0.20           0.35           0.25
Net Annual Fund Operating Expenses                    0.44        0.44        0.44          0.44           0.39           0.50

(1) There is no guarantee that actual expenses will be the same as that shown in the table.

(2) Other Expenses have been restated to reflect the current expenses of the funds.

(3) The distributor has contractually agreed, through at least June 30, 2010, to waive 0.20%, 0.20%, 0.20%, 0.20%, 0.25% and 0.25% of Rule 12b-1
     distribution plan payments on Private Investment Class shares of Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio respectively. In addition, effective July 1, 2009, the funds' advisor has contractually agreed, through at least June 30, 2010, to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.44% (after Rule 12b-1 fee waiver) for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio and Government & Agency Portfolio, 0.39% (after Rule 12b-1 fee waiver) for Government TaxAdvantage Portfolio and 0.50% (after Rule 12b-1 fee waiver) for Tax-Free Cash Reserve Portfolio. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Net Annual Fund Operating Expenses to exceed the number reflected above: (i) interest; (ii) taxes; (iii) extraordinary or non-routine items; (iv) expenses related to a merger or reorganization, as approved by the funds' Board of Trustees; and (v) expenses that each fund has incurred but did not actually pay because of an expense offset arrangement. Additionally, for Tax-Free Cash Reserve Portfolio, trustees' fees and federal registration fees are not taken into account and could cause the Net Annual Fund

     Operating Expenses to exceed the number reflected above. Currently, the expense offset arrangements from which each fund benefits are in the form of credits that each fund receives from banks where each fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by each fund. Fee waivers have been restated to reflect this agreement.

     As a result of 12b-1 fees, long term shareholders in the fund may pay more than the maximum permitted initial sales charge.

     If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution. Each fund consists of seven classes of shares that share a common investment objective and portfolio of investments. The seven classes differ only with respect to distribution arrangements and any applicable associated Rule 12b-1 fees and expenses. The Statement of Additional Information contains more detailed information about each of the classes of each fund, including information about the Rule 12b-1 fees and expenses of the classes.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the funds with the cost of investing in other mutual funds.

     The expense example assumes you:

     (i)   invest $10,000 in the fund for the time periods indicated;

     (ii)  redeem all your shares at the end of the periods indicated;

     (iii) earn a 5% return on your investment before operating expenses each year; and

     (iv) incur the same amount in operating expenses each year (after giving effect to any applicable contractual fee waivers and/or expense reimbursements).

     Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                    1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                    ------   -------   -------   --------
Liquid Assets Portfolio               $45      $191      $350      $813
STIC Prime Portfolio                   45       193       355       824
Treasury Portfolio                     45       193       355       824
Government & Agency Portfolio          45       185       337       779
Government TaxAdvantage Portfolio      40       201       377       886
Tax-Free Cash Reserve Portfolio        51       215       392       907"

The following information replaces in its entirety the information appearing under the heading "HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION" on pages 8 and 9 of the prospectus:

"HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

In connection with the final settlement reached between Invesco Aim Advisors, Inc. and certain of its affiliates with certain regulators, including the New York Attorney General's Office, the SEC and the Colorado Attorney General's Office (the settlement) arising out of certain market timing and unfair pricing allegations made against Invesco Aim Advisors, Inc. and certain of its affiliates, Invesco Aim Advisors, Inc. and certain of its affiliates agreed, among other things, to disclose certain hypothetical information regarding investment and expense information to fund shareholders. The chart below is intended to reflect the annual and cumulative impact of the fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. The example reflects the following:

     - You invest $10,000 in a fund and hold it for the entire 10-year period;

     -    Your investment has a 5% return before expenses each year; and

     - Each fund's current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed.

There is no assurance that the annual expense ratio will be the expense ratio for each fund's Private Investment Class for any of the years shown. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

LIQUID ASSETS PORTFOLIO--
PRIVATE INVESTMENT CLASS              YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
-------------------------           ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   0.44%        0.67%        0.67%        0.67%        0.67%
Cumulative Return Before Expenses         5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After Expenses          4.56%        9.09%       13.81%       18.74%       23.88%
End of Year Balance                 $10,456.00   $10,908.74   $11,381.09   $11,873.89   $12,388.03
Estimated Annual Expenses           $    45.00   $    71.57   $    74.67   $    77.90   $    81.28

LIQUID ASSETS PORTFOLIO--
PRIVATE INVESTMENT CLASS              YEAR 6       YEAR 7       YEAR 8       YEAR 9       YEAR 10
-------------------------           ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   0.67%        0.67%        0.67%        0.67%        0.67%
Cumulative Return Before Expenses        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After Expenses         29.24%       34.84%       40.68%       46.77%       53.13%
End of Year Balance                 $12,924.44   $13,484.06   $14,067.92   $14,677.07   $15,312.58
Estimated Annual Expenses           $    84.80   $    88.47   $    92.30   $    96.30   $   100.47

STIC PRIME PORTFOLIO--
PRIVATE INVESTMENT CLASS              YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
------------------------            ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   0.44%        0.68%        0.68%        0.68%        0.68%
Cumulative Return Before Expenses         5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After Expenses          4.56%        9.08%       13.79%       18.70%       23.83%
End of Year Balance                 $10,456.00   $10,907.70   $11,378.91   $11,870.48   $12,383.29
Estimated Annual Expenses           $    45.00   $    72.64   $    75.77   $    79.05   $    82.46

STIC PRIME PORTFOLIO--
PRIVATE INVESTMENT CLASS              YEAR 6       YEAR 7       YEAR 8       YEAR 9       YEAR 10
------------------------            ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   0.68%        0.68%        0.68%        0.68%        0.68%
Cumulative Return Before Expenses        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After Expenses         29.18%       34.76%       40.58%       46.66%       52.99%
End of Year Balance                 $12,918.24   $13,476.31   $14,058.49   $14,665.81   $15,299.38
Estimated Annual Expenses           $    86.03   $    89.74   $    93.62   $    97.66   $   101.88

TREASURY PORTFOLIO--
PRIVATE INVESTMENT CLASS              YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
------------------------            ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   0.44%        0.68%        0.68%        0.68%        0.68%
Cumulative Return Before Expenses         5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After Expenses          4.56%        9.08%       13.79%       18.70%       23.83%
End of Year Balance                 $10,456.00   $10,907.70   $11,378.91   $11,870.48   $12,383.29
Estimated Annual Expenses           $    45.00   $    72.64   $    75.77   $    79.05   $    82.46

TREASURY PORTFOLIO--
PRIVATE INVESTMENT CLASS              YEAR 6       YEAR 7       YEAR 8       YEAR 9       YEAR 10
------------------------            ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   0.68%        0.68%        0.68%        0.68%        0.68%
Cumulative Return Before Expenses        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After Expenses         29.18%       34.76%       40.58%       46.66%       52.99%
End of Year Balance                 $12,918.24   $13,476.31   $14,058.49   $14,665.81   $15,299.38
Estimated Annual Expenses           $    86.03   $    89.74   $    93.62   $    97.66   $   101.88

GOVERNMENT & AGENCY PORTFOLIO--
PRIVATE INVESTMENT CLASS              YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
--------------------------------    ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   0.44%        0.64%        0.64%        0.64%        0.64%
Cumulative Return Before Expenses         5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After Expenses          4.56%        9.12%       13.88%       18.84%       24.02%
End of Year Balance                 $10,456.00   $10,911.88   $11,387.64   $11,884.14   $12,402.29
Estimated Annual Expenses           $    45.00   $    68.38   $    71.36   $    74.47   $    77.72

GOVERNMENT & AGENCY PORTFOLIO--
PRIVATE INVESTMENT CLASS              YEAR 6       YEAR 7       YEAR 8       YEAR 9       YEAR 10
--------------------------------    ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   0.64%        0.64%        0.64%        0.64%        0.64%
Cumulative Return Before Expenses        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After Expenses         29.43%       35.07%       40.96%       47.11%       53.52%
End of Year Balance                 $12,943.03   $13,507.35   $14,096.27   $14,710.86   $15,352.26
Estimated Annual Expenses           $    81.11   $    84.64   $    88.33   $    92.18   $    96.20

GOVERNMENT TAXADVANTAGE
PORTFOLIO--PRIVATE INVESTMENT
CLASS                                 YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
------------------------------      ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   0.39%        0.74%        0.74%        0.74%        0.74%
Cumulative Return Before Expenses         5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After Expenses          4.61%        9.07%       13.71%       18.56%       23.61%
End of Year Balance                 $10,461.00   $10,906.64   $11,371.26   $11,855.68   $12,360.73
Estimated Annual Expenses           $    39.90   $    79.06   $    82.43   $    85.94   $    89.60

GOVERNMENT TAXADVANTAGE
PORTFOLIO--PRIVATE INVESTMENT
CLASS                                 YEAR 6       YEAR 7       YEAR 8       YEAR 9       YEAR 10
------------------------------      ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   0.74%        0.74%        0.74%        0.74%        0.74%
Cumulative Return Before Expenses        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After Expenses         28.87%       34.36%       40.09%       46.05%       52.28%
End of Year Balance                 $12,887.30   $13,436.29   $14,008.68   $14,605.45   $15,227.64
Estimated Annual Expenses           $    93.42   $    97.40   $   101.55   $   105.87   $   110.38

TAX-FREE CASH RESERVE PORTFOLIO--
PRIVATE INVESTMENT CLASS              YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
---------------------------------   ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   0.50%        0.75%        0.75%        0.75%        0.75%
Cumulative Return Before Expenses         5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After Expenses          4.50%        8.94%       13.57%       18.40%       23.43%
End of Year Balance                 $10,450.00   $10,894.13   $11,357.13   $11,839.80   $12,342.99
Estimated Annual Expenses           $    51.13   $    80.04   $    83.44   $    86.99   $    90.69

TAX-FREE CASH RESERVE PORTFOLIO--
PRIVATE INVESTMENT CLASS              YEAR 6       YEAR 7       YEAR 8       YEAR 9       YEAR 10
---------------------------------   ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   0.75%        0.75%        0.75%        0.75%        0.75%
Cumulative Return Before Expenses        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After Expenses         28.68%       34.14%       39.85%       45.79%       51.99%
End of Year Balance                 $12,867.57   $13,414.44   $13,984.56   $14,578.90   $15,198.50
Estimated Annual Expenses           $    94.54   $    98.56   $   102.75   $   107.11   $   111.67

(1)  Your actual expenses may be higher or lower than those shown."

The following information replaces in its entirety the information appearing under the heading "PRICING OF SHARES - DETERMINATION OF NET ASSET VALUE - LIQUID ASSETS PORTFOLIO, TREASURY PORTFOLIO AND GOVERNMENT & AGENCY PORTFOLIO" in the prospectus:

          "The price of each fund's shares is the fund's net asset value per share. Each fund will generally determine the net asset value of its shares at 5:30 p.m. Eastern Time.

               If a fund closes early on a business day, as described below under "Pricing of Shares--Timing of Orders", the fund will calculate its net asset value as of the time of such closing.

               Each fund values portfolio securities on the basis of amortized cost, which approximates market value. This method of valuation is designed to enable a fund to price its shares at $1.00 per share. The funds cannot guarantee that their net asset value will always remain at $1.00 per share."

The following information replaces in its entirety the information appearing under the heading "PRICING OF SHARES - DETERMINATION OF NET ASSET VALUE - STIC PRIME PORTFOLIO" in the prospectus:

          "The price of the fund's shares is the fund's net asset value per share. The fund will generally determine the net asset value of its shares at 4:30 p.m. Eastern Time.

               If the fund closes early on a business day, as described below under "Pricing of Shares--Timing of Orders", the fund will calculate its net asset value as of the time of such closing.

               The fund values portfolio securities on the basis of amortized cost, which approximates market value. This method of valuation is designed to enable the fund to price its shares at $1.00 per share. The fund cannot guarantee that its net asset value will always remain at $1.00 per share."

The following information replaces in its entirety the information appearing under the heading "PRICING OF SHARES - DETERMINATION OF NET ASSET VALUE -GOVERNMENT TAXADVANTAGE PORTFOLIO AND TAX-FREE CASH RESERVE PORTFOLIO" in the prospectus:

          "The price of each fund's shares is the fund's net asset value per share. Each fund will generally determine the net asset value of its shares at 3:30 p.m. Eastern Time.

               If a fund closes early on a business day, as described below under "Pricing of Shares--Timing of Orders", the fund will calculate its net asset value as of the time of such closing.

               Each fund values portfolio securities on the basis of amortized cost, which approximates market value. This method of valuation is designed to enable a fund to price its shares at $1.00 per share. The funds cannot guarantee that their net asset value will always remain at $1.00 per share."

The following information replaces in its entirety the information appearing under the heading "PRICING OF SHARES - DETERMINATION OF NET ASSET VALUE -TIMING OF ORDERS" in the prospectus:

          "Each fund opens for business at 8:00 a.m. Eastern Time. Each fund prices purchase and redemption orders on each business day at the net asset value calculated after the transfer agent receives an order in good form.

               A business day is any day that the Federal Reserve Bank of New York and The Bank of New York Mellon, the funds' custodian, are open for business. Each fund is authorized not to open for trading on a day that is otherwise a business day if the Securities Industry and Financial Markets Association (SIFMA) recommends that government securities dealers not open for trading; any such day will not be considered a business day. Each fund also may close early on a business day if the SIFMA recommends that government securities dealers close early.

               If the financial intermediary through which you place purchase and redemption orders, places its orders to the transfer agent through the NSCC, the transfer agent may not receive those orders until the next business day after the order has been entered into the NSCC.

               Each fund may postpone the right of redemption under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading.

               Each fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day.

               Thirty-minutes prior to the funds' net asset value determination, Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, and Government TaxAdvantage Portfolio may, in their discretion, limit or refuse to accept purchase orders and may not provide same-day payment of redemption proceeds.

               During the period between 12:30 p.m. Eastern Time and 3:30 p.m. Eastern Time, Tax-Free Cash Reserve Portfolio may, in its discretion, refuse to accept purchase orders and may not provide same-day settlement of redemption orders. On days that the fund closes early, the fund may, in its discretion, refuse to accept purchase orders and may not provide same day settlement of redemption orders for such purchases and redemption orders received by the transfer agent (i) if the fund closes after 12:30 p.m. Eastern Time, between 12:30 p.m. Eastern Time and the time the fund closes, and (ii) if the fund closes on or before 12:30 p.m. Eastern Time, during the thirty minute period prior to the fund's net asset value determination."

PROSPECTUS SUPPLEMENT DATED SEPTEMBER 21, 2009

THE PURPOSE OF THIS MAILING IS TO PROVIDE YOU WITH CHANGES TO THE CURRENT PROSPECTUS FOR THE RESERVE CLASS OF THE PORTFOLIOS LISTED BELOW:

LIQUID ASSETS PORTFOLIO
STIC PRIME PORTFOLIO
TREASURY PORTFOLIO
GOVERNMENT & AGENCY PORTFOLIO
GOVERNMENT TAXADVANTAGE PORTFOLIO
TAX-FREE CASH RESERVE PORTFOLIO

As of September 19, 2009, the United States Treasury Temporary Guarantee Program (the "Program") expired and any references to such Program are hereby removed.

The following information replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" on pages 6 and 7 of the prospectus:

"FEE TABLE AND EXPENSE EXAMPLE

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold Reserve Class shares of the funds.

SHAREHOLDER FEES

                                                     LIQUID                             GOVERNMENT &    GOVERNMENT    TAX-FREE CASH
                                                     ASSETS    STIC PRIME    TREASURY      AGENCY      TAXADVANTAGE      RESERVE
(fees paid directly from your investment)          PORTFOLIO    PORTFOLIO   PORTFOLIO     PORTFOLIO      PORTFOLIO       PORTFOLIO
---------------------------------------------      ---------   ----------   ---------   ------------   ------------   --------------
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)                   None        None         None         None           None            None
Maximum Deferred Sales Charge (Load)
(as a percentage of original purchase price or
   redemption proceeds, whichever is less)            None        None         None         None           None            None

ANNUAL FUND OPERATING EXPENSES(1)

                                                     LIQUID                             GOVERNMENT &    GOVERNMENT    TAX-FREE CASH
                                                     ASSETS    STIC PRIME    TREASURY      AGENCY      TAXADVANTAGE      RESERVE
(expenses that are deducted from fund assets)      PORTFOLIO    PORTFOLIO   PORTFOLIO     PORTFOLIO     PORTFOLIO       PORTFOLIO
---------------------------------------------      ---------   ----------   ---------   ------------   ------------   --------------
Management Fees                                      0.15%        0.15%        0.15%        0.10%          0.16%           0.21%
Distribution and/or Service (12b-1) Fees             1.00         1.00         1.00         1.00           1.00            1.00
Other Expenses(2)                                    0.02         0.03         0.03         0.04           0.08            0.04
Acquired Fund Fees and Expenses                      None         None         None         None           None            None
Total Annual Fund Operating Expenses                 1.17         1.18         1.18         1.14           1.24            1.25
Fee Waiver(3)                                        0.16         0.17         0.17         0.13           0.23            0.13
Net Annual Fund Operating Expenses                   1.01         1.01         1.01         1.01           1.01            1.12

(1) There is no guarantee that actual expenses will be the same as those shown in the table.

(2) Other Expenses have been restated to reflect the current expenses of the funds.

(3) The distributor has contractually agreed, through at least June 30, 2010, to waive 0.13% of Rule 12b-1 distribution plan payments. In addition, effective July 1, 2009, the funds' advisor has contractually agreed, through at least June 30, 2010, to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 1.01% (after Rule 12b-1 fee waiver) for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio and 1.12% (after Rule 12b-1 fee waiver) for Tax-Free Cash Reserve Portfolio. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Net Annual Fund Operating Expenses to exceed the number reflected above: (i) interest; (ii) taxes; (iii) extraordinary or non-routine items; (iv) expenses related to a merger or reorganization, as approved by the funds' Board of Trustees; and (v) expenses that each fund has incurred but did not actually pay because of an expense offset arrangement. Additionally, for Tax-Free Cash Reserve Portfolio, trustees' fees and federal registration fees are not taken into account and could cause the Net Annual Fund Operating Expenses to exceed the number reflected above. Currently, the expense offset arrangements from which each fund benefits are in the form of credits that each fund receives from banks where each fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by each fund. Fee waivers have been restated to reflect this agreement.

     As a result of 12b-1 fees, long term shareholders in the fund may pay more than the maximum permitted initial sales charge.

     If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution. Each fund consists of seven classes of shares that share a common investment objective and portfolio of investments. The seven classes differ only with respect to distribution arrangements and any applicable associated Rule 12b-1 fees and expenses. The Statement of Additional Information contains more detailed information about each of the classes of each fund, including information about the Rule 12b-1 fees and expenses of the classes.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the funds with the cost of investing in other mutual funds.

     The expense example assumes you:

     (i)   invest $10,000 in the fund for the time periods indicated;

     (ii)  redeem all your shares at the end of the periods indicated;

     (iii) earn a 5% return on your investment before operating expenses each year; and

     (iv) incur the same amount in operating expenses each year (after giving effect to any applicable contractual fee waivers and/or expense reimbursements).

     Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                    1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                    ------   -------   -------   --------
Liquid Assets Portfolio              $103      $356      $628     $1,406
STIC Prime Portfolio                  103       358       633      1,417
Treasury Portfolio                    103       358       633      1,417
Government & Agency Portfolio         103       349       615      1,374
Government TaxAdvantage Portfolio     103       371       659      1,480
Tax-Free Cash Reserve Portfolio       114       384       674      1,500"

The following information replaces in its entirety the information appearing under the heading "HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION" on page 8 of the prospectus:

"HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

In connection with the final settlement reached between Invesco Aim Advisors, Inc. and certain of its affiliates with certain regulators, including the New York Attorney General's Office, the SEC and the Colorado Attorney General's Office (the settlement) arising out of certain market timing and unfair pricing allegations made against Invesco Aim Advisors, Inc. and certain of its affiliates, Invesco Aim Advisors, Inc. and certain of its affiliates agreed, among other things, to disclose certain hypothetical information regarding investment and expense information to fund shareholders. The chart below is intended to reflect the annual and cumulative impact of the fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. The example reflects the following:

     - You invest $10,000 in a fund and hold it for the entire 10-year period;

     -    Your investment has a 5% return before expenses each year; and

     - Each fund's current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed.

     There is no assurance that the annual expense ratio will be the expense ratio for each fund's Reserve Class for any of the years shown. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios, your actual returns and expenses are likely to differ (higher or lower) from those shown below.

LIQUID ASSETS PORTFOLIO--
RESERVE CLASS                         YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
-------------------------           ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   1.01%        1.17%        1.17%        1.17%        1.17%
Cumulative Return Before Expenses         5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After Expenses          3.99%        7.97%       12.11%       16.40%       20.86%
End of Year Balance                 $10,399.00   $10,797.28   $11,210.82   $11,640.19   $12,086.01
Estimated Annual Expenses           $   103.01   $   124.00   $   128.75   $   133.68   $   138.80

LIQUID ASSETS PORTFOLIO--
RESERVE CLASS                          YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
-------------------------            ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                    1.17%        1.17%        1.17%        1.17%        1.17%
Cumulative Return Before Expenses         34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After Expenses          25.49%       30.30%       35.29%       40.47%       45.85%
End of Year Balance                  $12,548.91   $13,029.53   $13,528.56   $14,046.70   $14,584.69
Estimated Annual Expenses            $   144.11   $   149.63   $   155.36   $   161.32   $   167.49

STIC PRIME PORTFOLIO--
RESERVE CLASS                         YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
----------------------              ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   1.01%        1.18%        1.18%        1.18%        1.18%
Cumulative Return Before Expenses         5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After Expenses          3.99%        7.96%       12.09%       16.37%       20.81%
End of Year Balance                 $10,399.00   $10,796.24   $11,208.66   $11,636.83   $12,081.36
Estimated Annual Expenses           $   103.01   $   125.05   $   129.83   $   134.79   $   139.94

STIC PRIME PORTFOLIO--
RESERVE CLASS                         YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
----------------------              ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   1.18%        1.18%        1.18%        1.18%        1.18%
Cumulative Return Before Expenses        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After Expenses         25.43%       30.22%       35.19%       40.36%       45.72%
End of Year Balance                 $12,542.86   $13,022.00   $13,519.44   $14,035.88   $14,572.05
Estimated Annual Expenses           $   145.28   $   150.83   $   156.59   $   162.58   $   168.79

TREASURY PORTFOLIO--
RESERVE CLASS                         YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
--------------------                ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   1.01%        1.18%        1.18%        1.18%        1.18%
Cumulative Return Before Expenses         5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After Expenses          3.99%        7.96%       12.09%       16.37%       20.81%
End of Year Balance                 $10,399.00   $10,796.24   $11,208.66   $11,636.83   $12,081.36
Estimated Annual Expenses           $   103.01   $   125.05   $   129.83   $   134.79   $   139.94

TREASURY PORTFOLIO--
RESERVE CLASS                         YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
--------------------                ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   1.18%        1.18%        1.18%        1.18%        1.18%
Cumulative Return Before Expenses        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After Expenses         25.43%       30.22%       35.19%       40.36%       45.72%
End of Year Balance                 $12,542.86   $13,022.00   $13,519.44   $14,035.88   $14,572.05
Estimated Annual Expenses           $   145.28   $   150.83   $   156.59   $   162.58   $   168.79

GOVERNMENT & AGENCY PORTFOLIO--
RESERVE CLASS                         YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
-------------------------------     ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   1.01%        1.14%        1.14%        1.14%        1.14%
Cumulative Return Before Expenses         5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After Expenses          3.99%        8.00%       12.17%       16.50%       21.00%
End of Year Balance                 $10,399.00   $10,800.40   $11,217.30   $11,650.28   $12,099.99
Estimated Annual Expenses           $   103.01   $   120.84   $   125.50   $   130.35   $   135.38

GOVERNMENT & AGENCY PORTFOLIO--
RESERVE CLASS                         YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
-------------------------------     ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   1.14%        1.14%        1.14%        1.14%        1.14%
Cumulative Return Before Expenses        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After Expenses         25.67%       30.52%       35.56%       40.79%       46.23%
End of Year Balance                 $12,567.04   $13,052.13   $13,555.95   $14,079.20   $14,622.66
Estimated Annual Expenses           $   140.60   $   146.03   $   151.67   $   157.52   $   163.60

GOVERNMENT TAXADVANTAGE PORTFOLIO
--RESERVE CLASS                       YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
---------------------------------   ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   1.01%        1.24%        1.24%        1.24%        1.24%
Cumulative Return Before Expenses         5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After Expenses          3.99%        7.90%       11.96%       16.17%       20.53%
End of Year Balance                 $10,399.00   $10,790.00   $11,195.71   $11,616.67   $12,053.45
Estimated Annual Expenses           $   103.01   $   131.37   $   136.31   $   141.44   $   146.75

GOVERNMENT TAXADVANTAGE PORTFOLIO
--RESERVE CLASS                       YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
---------------------------------   ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   1.24%        1.24%        1.24%        1.24%        1.24%
Cumulative Return Before Expenses        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After Expenses         25.07%       29.77%       34.65%       39.71%       44.96%
End of Year Balance                 $12,506.66   $12,976.91   $13,464.84   $13,971.12   $14,496.44
Estimated Annual Expenses           $   152.27   $   158.00   $   163.94   $   170.10   $   176.50

TAX-FREE CASH RESERVE PORTFOLIO--
RESERVE CLASS                         YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
---------------------------------   ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   1.12%        1.25%        1.25%        1.25%        1.25%
Cumulative Return Before Expenses         5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After Expenses          3.88%        7.78%       11.82%       16.01%       20.36%
End of Year Balance                 $10,388.00   $10,777.55   $11,181.71   $11,601.02   $12,036.06
Estimated Annual Expenses           $   114.17   $   132.28   $   137.25   $   142.39   $   147.73

TAX-FREE CASH RESERVE PORTFOLIO--
RESERVE CLASS                         YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
---------------------------------   ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   1.25%        1.25%        1.25%        1.25%        1.25%
Cumulative Return Before Expenses        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After Expenses         24.87%       29.56%       34.42%       39.46%       44.69%
End of Year Balance                 $12,487.41   $12,955.69   $13,441.53   $13,945.59   $14,468.55
Estimated Annual Expenses           $   153.27   $   159.02   $   164.98   $   171.17   $   177.59

(1)  Your actual expenses may be higher or lower than those shown."

The following information replaces in its entirety the information appearing under the heading "PRICING OF SHARES - DETERMINATION OF NET ASSET VALUE - LIQUID ASSETS PORTFOLIO, TREASURY PORTFOLIO AND GOVERNMENT & AGENCY PORTFOLIO" in the prospectus:

          "The price of each fund's shares is the fund's net asset value per share. Each fund will generally determine the net asset value of its shares at 5:30 p.m. Eastern Time.

               If a fund closes early on a business day, as described below under "Pricing of Shares--Timing of Orders", the fund will calculate its net asset value as of the time of such closing.

               Each fund values portfolio securities on the basis of amortized cost, which approximates market value. This method of valuation is designed to enable a fund to price its shares at $1.00 per share. The funds cannot guarantee that their net asset value will always remain at $1.00 per share."

The following information replaces in its entirety the information appearing under the heading "PRICING OF SHARES - DETERMINATION OF NET ASSET VALUE - STIC PRIME PORTFOLIO" in the prospectus:

          "The price of the fund's shares is the fund's net asset value per share. The fund will generally determine the net asset value of its shares at 4:30 p.m. Eastern Time.

               If the fund closes early on a business day, as described below under "Pricing of Shares--Timing of Orders", the fund will calculate its net asset value as of the time of such closing.

               The fund values portfolio securities on the basis of amortized cost, which approximates market value. This method of valuation is designed to enable the fund to price its shares at $1.00 per share. The fund cannot guarantee that its net asset value will always remain at $1.00 per share."

The following information replaces in its entirety the information appearing under the heading "PRICING OF SHARES - DETERMINATION OF NET ASSET VALUE -GOVERNMENT TAXADVANTAGE PORTFOLIO AND TAX-FREE CASH RESERVE PORTFOLIO" in the prospectus:

          "The price of each fund's shares is the fund's net asset value per share. Each fund will generally determine the net asset value of its shares at 3:30 p.m. Eastern Time.

               If a fund closes early on a business day, as described below under "Pricing of Shares--Timing of Orders", the fund will calculate its net asset value as of the time of such closing.

               Each fund values portfolio securities on the basis of amortized cost, which approximates market value. This method of valuation is designed to enable a fund to price its shares at $1.00 per share. The funds cannot guarantee that their net asset value will always remain at $1.00 per share."

The following information replaces in its entirety the information appearing under the heading "PRICING OF SHARES - DETERMINATION OF NET ASSET VALUE -TIMING OF ORDERS" in the prospectus:

          "Each fund opens for business at 8:00 a.m. Eastern Time. Each fund prices purchase and redemption orders on each business day at the net asset value calculated after the transfer agent receives an order in good form.

               A business day is any day that the Federal Reserve Bank of New York and The Bank of New York Mellon, the funds' custodian, are open for business. Each fund is authorized not to open for trading on a day that is otherwise a business day if the Securities Industry and Financial Markets Association (SIFMA) recommends that government securities dealers not open for trading; any such day will not be considered a business day. Each fund also may close early on a business day if the SIFMA recommends that government securities dealers close early.

               If the financial intermediary through which you place purchase and redemption orders, places its orders to the transfer agent through the NSCC, the transfer agent may not receive those orders until the next business day after the order has been entered into the NSCC.

               Each fund may postpone the right of redemption under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading.

               Each fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day.

               Thirty-minutes prior to the funds' net asset value determination, Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, and Government TaxAdvantage Portfolio may, in their discretion, limit or refuse to accept purchase orders and may not provide same-day payment of redemption proceeds.

               During the period between 12:30 p.m. Eastern Time and 3:30 p.m. Eastern Time, Tax-Free Cash Reserve Portfolio may, in its discretion, refuse to accept purchase orders and may not provide same-day settlement of redemption orders. On days that the fund closes early, the fund may, in its discretion, refuse to accept purchase orders and may not provide same day settlement of redemption orders for such purchases and redemption orders received by the transfer agent (i) if the fund closes after 12:30 p.m. Eastern Time, between 12:30 p.m. Eastern Time and the time the fund closes, and (ii) if the fund closes on or before 12:30 p.m. Eastern Time, during the thirty minute period prior to the fund's net asset value determination."


                                        4